Cover Page Statement	Feb. 01, 2021
Cover Page [Abstract]
Entity Central Index Key	0001409970
Title of 12(b) Security	Common stock, par value $0.01 per share
Entity Emerging Growth Company	false
Written Communications	false
Document Period End Date	Feb. 01, 2021
Entity Address, Address Line One	595 Market Street, Suite 200,
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36771
Entity Registrant Name	LendingClub Corporation
Document Type	8-K/A
Entity Tax Identification Number	51-0605731
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	632-5600
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	LC
Security Exchange Name	NYSE
Amendment Flag	false